Pension Plans, Retirement Benefits and Savings Plans (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	$ 3,478	$ 3,612
Benefits earned	118	131	$ 110
Interest cost on benefit obligation	122	144	150
Actuarial loss (gain)	69	(201)
Benefits paid	(177)	(199)
Settlement	(3)
Foreign currency exchange rate change, change in projected benefit obligation	(15)	(9)
Benefit obligation, balance, end of year	3,592	3,478	3,612
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	3,242	3,357
Actual return on plan assets	233	(14)
Company contributions	214	107
Benefits paid	(177)	(199)
Settlement	(3)
Foreign currency exchange rate change, change in plan assets	(16)	(9)
Fair value of plan assets, balance, end of year	3,493	3,242	3,357
Funded status of plan at end of year	(99)	(236)
Amounts recognized in the consolidated balance sheet consist of:
Accrued over-funded benefit plan assets	25	4
Accrued under-funded benefit plan liabilities	(124)	(240)
Total amount recognized in the consolidated balance sheet	(99)	(236)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	1,127	1,131
Prior service benefit	(6)	(8)
Total amount recognized in accumulated other comprehensive income	1,121	1,123
Qualified Domestic Pension Plan [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	3,250	3,385
Benefits earned	111	124
Interest cost on benefit obligation	114	135
Actuarial loss (gain)	54	(203)
Benefits paid	(162)	(191)
Benefit obligation, balance, end of year	3,367	3,250	3,385
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	3,127	3,235
Actual return on plan assets	222	(17)
Company contributions	200	100	200
Benefits paid	(162)	(191)
Fair value of plan assets, balance, end of year	3,387	3,127	3,235
Funded status of plan at end of year	20	(123)
Amounts recognized in the consolidated balance sheet consist of:
Accrued over-funded benefit plan assets	20
Accrued under-funded benefit plan liabilities		(123)
Total amount recognized in the consolidated balance sheet	20	(123)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	1,072	1,079
Prior service benefit	(6)	(8)
Total amount recognized in accumulated other comprehensive income	1,066	1,071
Nonqualified and Foreign Pension Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	228	227
Benefits earned	7	7
Interest cost on benefit obligation	8	9
Actuarial loss (gain)	15	2
Benefits paid	(15)	(8)
Settlement	(3)
Foreign currency exchange rate change, change in projected benefit obligation	(15)	(9)
Benefit obligation, balance, end of year	225	228	227
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	115	122
Actual return on plan assets	11	3
Company contributions	14	7
Benefits paid	(15)	(8)
Settlement	(3)
Foreign currency exchange rate change, change in plan assets	(16)	(9)
Fair value of plan assets, balance, end of year	106	115	122
Funded status of plan at end of year	(119)	(113)
Amounts recognized in the consolidated balance sheet consist of:
Accrued over-funded benefit plan assets	5	4
Accrued under-funded benefit plan liabilities	(124)	(117)
Total amount recognized in the consolidated balance sheet	(119)	(113)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	55	52
Total amount recognized in accumulated other comprehensive income	55	52
Postretirement Benefit Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	233	255
Interest cost on benefit obligation	8	10	10
Actuarial loss (gain)	(17)	(3)
Benefits paid	(11)	(13)
Plan amendments		(11)
Foreign currency exchange rate change, change in projected benefit obligation	1	(5)
Benefit obligation, balance, end of year	214	233	255
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	15	16
Company contributions	10	12
Benefits paid	(11)	(13)
Fair value of plan assets, balance, end of year	14	15	$ 16
Funded status of plan at end of year	(200)	(218)
Amounts recognized in the consolidated balance sheet consist of:
Accrued under-funded benefit plan liabilities	(200)	(218)
Total amount recognized in the consolidated balance sheet	(200)	(218)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	(13)	4
Prior service benefit	(31)	(35)
Total amount recognized in accumulated other comprehensive income	$ (44)	$ (31)